Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	₨ 14,567	₨ 18,177
Cash outflow for leases	2,186	1,807	₨ 1,571
Global Generics-Complex Injectables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	6,038
Classes of property, plant and equipment [domain]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	₨ 729	₨ 488
Capitalisation rate of borrowing costs eligible for capitalisation	7.01%	9.31%